Expense Example {- Growth Portfolio} - 02.28 VIP Growth Portfolio Initial, Service, Service 2 PRO-10 - Growth Portfolio	Apr. 30, 2022 USD ($)
VIP Growth Portfolio-Initial VIP
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	762
VIP Growth Portfolio-Service VIP
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
VIP Growth Portfolio-Service 2 VIP
Expense Example:
1 year	87
3 years	271
5 years	471
10 years	$ 1,049